EARNINGS PER SHARE (EPS) - Basic (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic numerator
Net income	R$ 11,425,512	R$ 15,494,111	R$ 2,365,763
Common shares
Basic numerator
Net income	R$ 3,922,039	R$ 5,198,011	R$ 795,617
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	600,526,442	571,929,945	571,929,945
Earnings per share (in R$) - Basic	R$ 6.53	R$ 9.09	R$ 1.39
Preferred shares
Basic numerator
Net income	R$ 7,503,473	R$ 10,296,100	R$ 1,570,146
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	1,148,900,801	1,132,865,567	1,128,700,478
Earnings per share (in R$) - Basic	R$ 6.53	R$ 9.09	R$ 1.39